Concentrations of Risk - Additional Information (Details) - Customer Concentration Risk	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable | Customer One
Concentration Risk [Line Items]
Concentration risk			0.00%	97.00%
Accounts Receivable | Customer Two
Concentration Risk [Line Items]
Concentration risk	100.00%
Revenue | Customer Two
Concentration Risk [Line Items]
Concentration risk	97.00%	100.00%